Putnam
Intermediate
U.S. Government
Income Fund

ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

11-30-98

[LOGO: BOSTON * LONDON * TOKYO]


Fund Highlights

* Putnam Intermediate U.S. Government Income Fund remains one of the top-performing funds in its peer group. For the 12 months ended December 31, 1998, the fund's 7.55% class A share return ranked 20 out of 99 short/intermediate-term U.S. government funds tracked by Lipper Analytical Services, placing it in the top 20% of its category.*


* "A slowing global economy and steady demand for U.S. dollar assets should continue to provide a positive backdrop for the fund."

                                -- Michael Martino, manager
                                   Putnam Intermediate U.S. Government Fund


   CONTENTS

 4 Report from Putnam Management

 8 Fund performance summary

13 Portfolio holdings

15 Financial statements

*Past performance is not indicative of future results. Lipper Analytical
 Services, an independent research organization, ranks funds according to total-return performance. Its rankings vary over time and do not reflect the effects of sales charges. The fund's class A shares were ranked 6 out of 51 short/intermediate-term U.S. government funds for 5-year performance through 12/31/98. Performance for other share classes will vary.



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

Putnam Intermediate U.S. Government Income Fund was among the beneficiaries of the global flight to quality during the fiscal year that ended November 30, 1998. A modest lengthening of the portfolio's average duration allowed the fund to take greater advantage of an already strong U.S. Treasury bond market.

I am pleased to report the addition of Kevin M. Cronin to your fund's management team. Kevin joined Putnam in 1997 and now serves as managing director and chief investment officer of the Mortgage and Asset-Backed Team within the Core Fixed-Income Group. He was previously with MFS Investment Management and Liberty Mutual and has 10 years of investment experience.

In the following report, the fund's managers provide a discussion of fiscal 1998 performance and offer their views on the outlook for fiscal 1999.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
January 20, 1999



Report from the Fund Managers
Michael Martino
Kevin M. Cronin

Continued strength in U.S. bond markets, combined with some well-timed changes in the portfolio, enabled Putnam Intermediate U.S. Government Income Fund to provide another year of above-average performance, its fourth consecutive year of positive performance. For the 12 months ended November 30, 1998, the fund's class A shares returned 8.19% at net asset value and 4.76% at public offering price. By comparison, the 99 short/intermediate-term U.S. government funds tracked by Lipper Analytical Services provided an average return of 6.92%. For more information on the fund's performance, including returns for other share classes, please see pages 8, 9, and 10.

* TREASURY BONDS CONTINUE YEAR-LONG RALLY

The global investment markets were fairly tumultuous during the period, particularly over the past six months. A string of negative economic results and currency fluctuations raised concerns that the world's economic health would erode. Doubts persisted about the pace of Asia's economic recovery, Japan was slow to enact reforms in its banking industry, and fiscal and economic problems grew to alarming proportions in Russia and Latin America.

The global turbulence made many investors wary of risk, prompting an outflow of capital from emerging markets to the developed world and from stocks to bonds. Treasury bonds backed by the full faith and credit of the U.S. government attracted investors in droves, driving prices higher and pushing yields down to record lows. Corporate debt suffered because of its perceived risk, and banks around the country reported tighter lending practices. Anticipating that a credit squeeze might aggravate the current slowdown in U.S. economic growth, the Federal Reserve Board cut interest rates on three separate occasions for a total reduction of three quarters of a percentage point.

* STRATEGY FAVORS TREASURY BONDS IN SECOND HALF

In the first half of the fiscal year, the fund benefited from a substantial position in mortgage-backed securities. Mortgages typically offer higher yields than Treasury bonds to compensate investors for prepayment risk. As interest rates fall, many homeowners refinance their mortgages, returning the principal to mortgage investors. In addition to disrupting an investor's income stream, this prepayment of principal forces the investor to reinvest at lower prevailing rates.

Despite a steady stream of prepayments, mortgages performed well in the first few months of the year, eventually losing some of their traditional yield advantage over Treasuries as mortgage prices rose. In July, we reduced the fund's mortgage position from its mid-year high and deployed available assets to Treasury notes maturing in 5 years. As the global flight to quality picked up pace over the summer, we continued to focus on this sector, and the fund's performance benefited as a result. The yield on the 5-year Treasury note fell 133 basis points during the year -- 107 basis points during the second half alone -- along with a corresponding rise in price.


[GRAPHIC OMMITTED: horizontal bar chart COMPARATIVE PORTFOLIO COMPOSITION]

COMPARATIVE PORTFOLIO COMPOSITION*

                      11/30/97    11/30/98

Fixed-rate
mortgage-backed
securities             13.7%        48.6%

Adjustable-rate
mortgage-backed
securities              1.5%         0.6%

U.S. Treasury
securities             66.8%        36.8%

Cash and
short-term
investments            17.3%        12.7%

Footnote reads:
*Based on net assets as of 11/30/98. Composition will vary over time.


* PORTFOLIO DURATION LENGTHENED TO MAXIMIZE BENEFITS FROM RALLY

Your fund's mix of securities is managed so that the portfolio's average duration -- a measure of interest-rate sensitivity -- remains between 2.5 and 4 years. Essentially the longer a portfolio's duration, the more likely its net asset value will be positively affected by a reduction in rates. The tradeoff for this opportunity is that a long duration makes a portfolio more vulnerable to a decline in net asset value if rates should increase.

To make the most of the bond market rally, we increased the fund's duration to roughly 3 years by late summer. After the third interest rate cut this fall, the Fed signaled its intention to wait and see how events would unfold. In the absence of additional near-term rate cuts, we felt the Treasury rally had run its course, so we began to take profits on the fund's 5-year Treasury bond position. Assets were directed to more conservative 2-year Treasury notes and mortgages, bringing the fund's duration back to 2.5 years at the end of November.

* MORTGAGE EXPOSURE INCREASED FOR 1999

Even without further central bank intervention, we believe interest rates could still move lower. The U.S. economy continues to exhibit signs of weakness. Corporate profits are down as a result of sluggish overseas activity, and companies have demonstrated a willingness to cut back on employees, a trend that could rein in domestic demand. While interest rates were the driving market force this year, economic fundamentals may take precedence in 1999, precipitating stock market weakness and sparking additional interest in bonds.

At the end of November, the fund's mortgage exposure stood at 49%. After such a powerful rally in the Treasury market, we believe mortgages have a better chance of outperforming Treasuries in the coming months. There are technical reasons to emphasize mortgages as well. Typically at the start of a new calendar year, institutional investors tend to overweight bonds that carry more credit risk than Treasuries, strengthening demand for these sectors. With a more conservative duration and exposure to both Treasury bonds and mortgage-backed securities, we think the fund is well positioned to begin both calendar and fiscal 1999.


[GRAPHIC OMMITTED: vertical bar chart DURATION OVERVIEW]

DURATION OVERVIEW*

0-1 year    26.1%

1-5 years   69.3%

5+ years     4.6%

Footnote reads:
*Based on net assets as of 11/30/98. Duration will vary over time.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 11/30/98, there is no guarantee the fund will continue to hold these securities in the future. While U.S. government backing of individual securities does not insure principal, which will fluctuate, it does guarantee that the fund's government-backed holdings will make timely payments of interest and principal. This fund includes investments in mortgage-backed securities, which are subject to prepayment risk.



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Intermediate U.S. Government Income Fund is designed for investors seeking as high a level of current income as is consistent with preservation of capital.

TOTAL RETURN FOR PERIODS ENDED 11/30/98

                                Class A           Class B           Class M
(inception date)               (2/16/93)         (2/16/93)         (4/3/95)
                              NAV      POP      NAV     CDSC      NAV      POP
------------------------------------------------------------------------------
1 year                       8.19%    4.76%    7.32%    4.32%    8.01%    5.85%
------------------------------------------------------------------------------
5 years                     36.46    32.16    32.42    32.42    35.59    32.89
Annual average               6.41     5.74     5.78     5.78     6.28     5.85
------------------------------------------------------------------------------
Life of fund                39.77    35.18    35.00    35.00    38.70    35.99
Annual average               5.95     5.34     5.32     5.32     5.81     5.45
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 11/30/98

                                   Lehman Bros.
                                  Intermediate         Consumer
                                Govt. Bond Index      Price Index
------------------------------------------------------------------------------
1 year                                8.95%              1.55%
------------------------------------------------------------------------------
5 years                              36.74              12.48
Annual average                        6.46               2.38
------------------------------------------------------------------------------
Life of fund                         42.51              14.61
Annual average                        6.35               2.40
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 3.25% and 2.00% respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 3% in the first year, declines to 1% in the fourth year, and is eliminated thereafter. Returns shown for class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect the initial sales charge currently applicable to class M shares, and the higher operating expenses applicable to such shares. Performance data reflects an expense limitation previously in effect. Without the expense limitation, total returns would have been lower. Returns shown for class A shares have not been adjusted to reflect payments under the class A distribution plan prior to its implementation. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. Performance data for periods prior to 4/10/95 do not reflect the fund's performance under its current investment policies.


[GRAPHIC OMMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return of a $10,000 investment since 2/16/93

                Fund's       Lehamn Bros.
               class A      Intermediate    Consumer
                shares       Government       Price
  Date          at POP       Bond Index       Index
---------     ---------     ------------    --------
2/16/93         9,425         10,000         10,000
11/30/93        9,906         10,422         10,189
11/30/94        9,796         10,249         10,461
11/30/95       11,153         11,650         10,734
11/30/96       11,791         12,309         11,083
11/30/97       12,496         13,081         11,286
11/30/98      $13,518        $14,251        $11,461

Footnote reads:
Past performance is no assurance of future results. At the end of the same time period, a $10,000 investment in the fund's class B shares would have been valued at $13,500 and no contingent deferred sales charges would apply; a $10,000 investment in the fund's class M shares would have been valued at $13,870 ($13,599 at public offering price). See first page of performance section for performance calculation method.


PRICE AND DISTRIBUTION INFORMATION
12 months ended 11/30/98

                                Class A      Class B       Class M
------------------------------------------------------------------------------
Distributions (number)             12           12            12
------------------------------------------------------------------------------
Income                         $0.280598    $0.251069     $0.273175
------------------------------------------------------------------------------
Capital gains                     --            --           --
------------------------------------------------------------------------------
 Total                         $0.280598    $0.251069     $0.273175
------------------------------------------------------------------------------
Share value:                  NAV      POP      NAV      NAV      POP
------------------------------------------------------------------------------
11/30/97                    $4.90    $5.06    $4.91    $4.91    $5.01
------------------------------------------------------------------------------
11/30/98                     5.01     5.18     5.01     5.02     5.12
------------------------------------------------------------------------------
Current return (end of period)
------------------------------------------------------------------------------
Current dividend rate1       5.52%    5.34%    4.94%    5.37%    5.26%
------------------------------------------------------------------------------
Current 30-day SEC yield2    5.20     5.03     4.63     5.05     4.95
------------------------------------------------------------------------------

1Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.

2Based on investment income, calculated using SEC guidelines.


TOTAL RETURN FOR PERIODS ENDED 12/31/98
(most recent calendar quarter)

                                Class A           Class B            Class M
(inception date)               (2/16/93)         (2/16/93)          (4/3/95)
                              NAV      POP      NAV     CDSC      NAV      POP
------------------------------------------------------------------------------
1 year                       7.55%    3.96%    6.91%    3.91%    7.38%    5.24%
------------------------------------------------------------------------------
5 years                     35.95    31.42    32.20    32.20    35.08    32.39
Annual average               6.33     5.62     5.74     5.74     6.20     5.77
------------------------------------------------------------------------------
Life of fund                40.13    35.52    35.28    35.28    39.04    36.32
Annual average               5.92     5.31     5.28     5.28     5.78     5.42
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost.

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 3.25% maximum sales charge for class A shares and 2.00% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 3% maximum during the first year to 1% during the fourth year. After the fourth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Lehman Brothers Intermediate Government Bond Index is composed of all bonds covered by the Lehman Brothers Government Bond Index with maturities between one and 9.9 years. The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund. It is not possible to invest directly in an index.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.



Report of independent accountants
For the fiscal year ended November 30, 1998

To the Trustees and Shareholders of
Putnam Intermediate U. S. Government Income Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments owned, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam Intermediate U. S. Government Income Fund (the "fund") at November 30, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at November 30, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
January 14, 1999




Portfolio of investments owned
November 30, 1998

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (86.0%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
Agency Obligations (49.2%)
--------------------------------------------------------------------------------------------------------------------------
                     Federal Home Loan Mortgage Corp.
        $20,825,025    7 1/2s, with due dates from April 1, 2016 to
                       March 1, 2028                                                                        $   21,384,591
         24,358,673    6 1/2s, with due dates from February 1, 2009 to
                       October 1, 2013                                                                          24,716,257
                     Federal Home Loan Mortgage Corp.
                       Pass- Through Certificates
          5,582,386    7 1/2s, with due dates from August 1, 2007 to
                       May 1, 2027                                                                               5,735,547
            500,601    6 1/2s, December 1, 2010                                                                    507,949
                     Federal National Mortgage Association
         49,430,487    6 1/2s, Dwarf, with due dates from
                       March 1, 2013 to September 1, 2013                                                       50,140,802
         49,300,000    5 3/4s, with due dates from April 15, 2003 to
                       February 15, 2008                                                                        50,779,848
          5,785,000    5.625s March 15, 2001                                                                     5,877,213
            249,672  Federal National Mortgage Association
                       Adjustable Rate Mortgage (ARM) 6.092s,
                       with due dates from November 1, 2024 to
                       July 1, 2026                                                                                251,855
                     Federal National Mortgage Association
                       Pass- Through Certificates
            105,807    11 1/4s, October 1, 2010                                                                    118,404
            393,853    8s, May 1, 2013                                                                             399,402
         11,447,306    7s, Dwarf, with due dates
                       from October 1, 2011 to January 1, 2013                                                  11,708,419
            110,797    6 1/2s, Dwarf, June 1, 2013                                                                 112,389
                     Government National Mortgage Association
          3,489,550    9 1/2s, November 15, 2028                                                                 3,789,433
          1,559,084    8s, with due dates from August 15, 2025 to
                       June 15, 2027                                                                             1,621,447
            680,563    7s, May 15, 2028                                                                            696,726
          2,608,154  Government National Mortgage Association
                       Adjustable Rate Mortgage (ARM) 7s,
                       July 20, 2026                                                                             2,634,653
                     Government National Mortgage Association
                       Pass- Through Certificates
          3,026,375    8 1/2s, October 15, 2008                                                                  3,240,586
         17,935,917    8s, with due dates from May 15, 2024 to
                       March 15, 2028                                                                           18,654,584
            455,693    7 1/2s, with due dates from April 15, 2026 to
                       December 15, 2027                                                                           470,504
         46,892,526    7s, with due dates from September 15, 2025 to
                       May 15, 2028                                                                             48,006,603
                                                                                                            --------------
                                                                                                               250,847,212

U.S. Treasury Obligations (36.8%)
--------------------------------------------------------------------------------------------------------------------------
                     U.S. Treasury Notes
         10,000,000    8s, May 15, 2001                                                                         10,773,400
         50,000,000    6s, July 31, 2002                                                                        52,234,500
         25,000,000    5 3/8s, June 30, 2003                                                                    25,808,500
        100,000,000    4 1/4s, November 15, 2003                                                                98,906,000
                                                                                                            --------------
                                                                                                               187,722,400
                                                                                                            --------------
                     Total U.S. Government and Agency Obligations
                       (cost $434,074,808)                                                                  $  438,569,612

SHORT-TERM INVESTMENTS (12.6%)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
        $50,000,000  Federal Home Loan Mortgage Corporation
                       5.34s, December 3, 1998                                                              $   49,985,181
         14,417,000  Interest in $525,650,000 repurchase agreement
                       dated November 30, 1998 with Warburg Securities
                       due December 1, 1998 with respect to various
                       U.S. Treasury obligations -- maturity value of
                       $14,419,123 for an effective yield of 5.3%                                               14,419,123
                                                                                                            --------------
                     Total Short Term Investments (cost $64,404,304 )                                       $   64,404,304
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $498,479,112) (b)                                              $  502,973,916
--------------------------------------------------------------------------------------------------------------------------

(a) Percentages indicated are based on net assets of $509,908,921

(b) The aggregate identified cost on a tax basis is $498,481,741 resulting in gross unrealized appreciation and depreciation of $5,451,176 and $959,001, respectively, or net unrealized appreciation of $4,492,175.

    The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
November 30, 1998
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $498,479,112) (Note 1)                                            $502,973,916
-----------------------------------------------------------------------------------------------
Cash                                                                                    323,304
-----------------------------------------------------------------------------------------------
Interest receivable                                                                   3,539,959
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                6,144,708
-----------------------------------------------------------------------------------------------
Total assets                                                                        512,981,887

Liabilities
-----------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                    73,112
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                            1,448,039
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                        322,935
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                            721,441
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                               61,746
-----------------------------------------------------------------------------------------------
Payable for compensation of  Trustees (Note 2)                                           20,869
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              1,130
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                  199,490
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                  224,204
-----------------------------------------------------------------------------------------------
Total liabilities                                                                     3,072,966
-----------------------------------------------------------------------------------------------
Net assets                                                                         $509,908,921

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                    $508,351,579
-----------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                                (2,937,462)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                            4,494,804
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                         $509,908,921

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($242,139,646 divided by 48,343,772 shares)                                               $5.01
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/96.75 of $5.01)*                                    $5.18
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($137,568,840 divided by 27,442,476 shares)**                                             $5.01
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($10,180,948 divided by 2,028,718 shares)                                                 $5.02
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/98.00 of $5.02)*                                    $5.12
-----------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($120,019,487 divided by 23,965,520 shares)                                               $5.01
-----------------------------------------------------------------------------------------------

  * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

 ** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.





Statement of operations
Year ended November 30, 1998

Interest income                                                                     $22,726,727
-----------------------------------------------------------------------------------------------

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                      2,263,328
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                          624,236
-----------------------------------------------------------------------------------------------
Compensation of  Trustees (Note 2)                                                       13,385
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                          6,655
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                   410,093
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                   763,814
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                    29,582
-----------------------------------------------------------------------------------------------
Amortization of organization expenses (Note 1)                                            2,575
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                  37,202
-----------------------------------------------------------------------------------------------
Registration fees                                                                         9,281
-----------------------------------------------------------------------------------------------
Auditing                                                                                 40,127
-----------------------------------------------------------------------------------------------
Legal                                                                                     6,180
-----------------------------------------------------------------------------------------------
Postage                                                                                  30,755
-----------------------------------------------------------------------------------------------
Other                                                                                    19,776
-----------------------------------------------------------------------------------------------
Total expenses                                                                        4,256,989
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                             (197,428)
-----------------------------------------------------------------------------------------------
Net expenses                                                                          4,059,561
-----------------------------------------------------------------------------------------------
Net investment income                                                                18,667,166
-----------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                      6,359,304
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the year                            3,665,334
-----------------------------------------------------------------------------------------------
Net gain on investments                                                              10,024,638
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                $28,691,804
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                                      Year ended November 30
                                                                                -------------------------------
                                                                                          1998             1997
---------------------------------------------------------------------------------------------------------------
Increase in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                              $ 18,667,166    $ 12,568,098
---------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                      6,359,304         827,510
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments                             3,665,334        (425,668)
---------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                 28,691,804      12,969,940
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                          (8,144,037)     (7,851,870)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                          (3,948,021)     (3,172,610)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                            (369,665)       (264,827)
---------------------------------------------------------------------------------------------------------------
    Class Y                                                                          (6,096,815)     (1,186,579)
---------------------------------------------------------------------------------------------------------------
  In excess of net investment income
    Class A                                                                          (1,024,707)             --
---------------------------------------------------------------------------------------------------------------
    Class B                                                                            (496,752)             --
---------------------------------------------------------------------------------------------------------------
    Class M                                                                             (46,512)             --
---------------------------------------------------------------------------------------------------------------
    Class Y                                                                            (767,119)             --
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                   171,644,482     125,105,135
---------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                        179,442,658     125,599,189

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of year                                                                   330,466,263     204,867,074
---------------------------------------------------------------------------------------------------------------
End of year (including distributions in excess of
net investment income of $- and $-, respectively)                                  $509,908,921    $330,466,263
---------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------


Per-share
operating performance                                                         Year ended November 30
------------------------------------------------------------------------------------------------------------------------------------
                                                     1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                 $4.90            $4.90            $4.92            $4.60            $4.91
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 .25(a)           .28              .29              .27              .27(b)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                            .14               --             (.02)             .35             (.32)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                 .39              .28              .27              .62             (.05)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.25)            (.28)            (.26)            (.29)            (.24)
------------------------------------------------------------------------------------------------------------------------------------
Return of capital                                      --               --               --             (.01)            (.02)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                    (.03)              --             (.03)              -- (e)           --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.28)            (.28)            (.29)            (.30)            (.26)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                       $5.01            $4.90            $4.90            $4.92            $4.60
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(c)                            8.19             5.98             5.71            13.85            (1.12)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                   $242,140         $135,283         $143,575          $57,049          $53,831
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(d)                            1.06             1.15             1.22             1.20             1.09(b)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            5.00             5.77             5.54             5.78             5.59(b)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                             223.06           188.39           367.19           383.88           351.62
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the periods.

(b) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses for the fund  reflect a reduction of approximately $0.01 per share for class A and class B for the periods ended November 30, 1993 and 1994.

(c) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charge.

(d) The ratio of expenses to average net assets for the periods ended November 30, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(e) Distributions in excess of net investment income were less than $0.01 per share.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------


Per-share
operating performance                                                        Year ended November 30
------------------------------------------------------------------------------------------------------------------------------------
                                                     1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                 $4.91            $4.90            $4.92            $4.60            $4.91
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 .22(a)           .26              .26              .24              .24(b)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                            .13               --             (.02)             .35             (.32)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                 .35              .26              .24              .59             (.08)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.22)            (.25)            (.24)            (.26)            (.21)
------------------------------------------------------------------------------------------------------------------------------------
Return of capital                                      --               --               --             (.01)            (.02)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                    (.03)              --             (.02)              -- (e)           --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.25)            (.25)            (.26)            (.27)            (.23)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                       $5.01            $4.91            $4.90            $4.92            $4.60
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(c)                            7.32             5.56             5.08            13.17            (1.71)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                   $137,569          $68,137          $56,889          $23,201          $21,243
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(d)                            1.66             1.75             1.80             1.81             1.69(b)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            4.39             5.16             4.94             5.17             4.98(b)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                             223.06           188.39           367.19           383.88           351.62
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the periods.

(b) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses for the fund  reflect a reduction of approximately $0.01 per share for class A and class B for the periods ended November 30, 1993 and 1994.

(c) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charge.

(d) The ratio of expenses to average net assets for the periods ended November 30, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(e) Distributions in excess of net investment income were less than $0.01 per share.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                               For the period
Per-share                                                                                                        Apr. 3, 1995+
operating performance                                                         Year ended November 30               to Nov. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                  $4.91            $4.90            $4.93            $4.68
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                  .24(a)           .28              .27              .12(a)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                             .14              .01             (.02)             .32
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                  .38              .29              .25              .44
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                     (.24)            (.28)            (.26)            (.18)
------------------------------------------------------------------------------------------------------------------------------------
Return of capital                                                       --               --               --             (.01)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                                     (.03)              --             (.02)              --(e)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                   (.27)            (.28)            (.28)            (.19)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                        $5.02            $4.91            $4.90            $4.93
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(c)                                             8.01             6.03             5.33             9.63*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                     $10,181           $7,158           $4,404           $1,058
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(d)                                             1.21             1.30             1.35              .87*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                             4.88             5.55             5.28             3.37*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                              223.06           188.39           367.19           383.88
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the periods.

(b) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses for the fund  reflect a reduction of approximately $0.01 per share for class A and class B for the periods ended November 30, 1993 and 1994.

(c) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charge.

(d) The ratio of expenses to average net assets for the periods ended November 30, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(e) Distributions in excess of net investment income were less than $0.01 per share.




Financial highlights
(For a share outstanding throughout the period)

CLASS Y
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                               For the period
Per-share                                                                                         Year ended     Oct. 1, 1997+
operating performance                                                                            November 30       to Nov. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        1998             1997
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                    $4.90            $4.90
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                    .26(a)           .05
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                                                               .14               --
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                    .40              .05
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                       (.26)            (.05)
------------------------------------------------------------------------------------------------------------------------------------
Return of capital                                                                                         --               --
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                                                                       (.03)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                     (.29)            (.05)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                          $5.01            $4.90
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(c)                                                                               8.46             1.03*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                      $120,019         $119,889
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(d)                                                                                .81              .15*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                                               5.30              .96*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                223.06           188.39
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the periods.

(b) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses for the fund  reflect a reduction of approximately $0.01 per share for class A and class B for the periods ended November 30, 1993 and 1994.

(c) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charge.

(d) The ratio of expenses to average net assets for the periods ended November 30, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(e) Distributions in excess of net investment income were less than $0.01 per share.




Notes to financial statements
November 30, 1998

Note 1
Significant accounting policies

Putnam Intermediate U.S. Government Income Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks high current income consistent with preservation of capital, through investments primarily in U.S. government securities.

The fund offers class A, class B, class M and class Y shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within four years of purchase. Class M shares are sold with a maximum front end sales charge of 2.00% and pay an ongoing distribution fee that is higher than class A shares but lower than class B shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $250 million in a combination of Putnam Funds and other accounts managed by affiliates of Putnam Investment Management, Inc. ("Putnam Management"), the funds Manager, a wholly-owned subsidiary of Putnam Investments, Inc.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments are stated at fair market value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis.

E) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At November 30, 1998, the fund had a capital loss carryover of approximately $16,767,000. This amount includes approximately $15,145,000 of capital loss carryovers acquired in connection with the fund's acquisition of the net assets of Putnam Adjustable Rate U.S. Government Fund in 1996. The amount of the capital loss carryover that can be used to offset realized capital gains by the fund in any one year may be limited by the Internal Revenue Code and Regulations. To the extent that capital loss carryovers are used to offset realized capital gains, it is unlikely that gains so offset would be distributed to shareholders since any such distribution might be taxable as ordinary income.

Loss Carryover         Expiration
--------------         ----------
 $ 1,133,000        November 30, 2000
  13,497,000        November 30, 2001
   1,622,000        November 30, 2002
     515,000        November 30, 2003

F) Distributions to shareholders The fund declares a distribution each day based upon the projected net investment income, for a specified period, calculated as if earned prorata throughout the period on a daily basis. Such distributions are recorded daily and paid monthly. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of losses on wash sale transactions, paydown gains and losses on mortgage-backed securities and market discount. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended November 30, 1998, the fund reclassified $2,226,462 to decrease distributions in excess of net investment income and $2,103,906 to increase paid-in-capital, with a decrease to accumulated net realized gains of $4,330,368. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

G) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $49,893. These expenses have been fully amortized over a five year period as of November 30, 1998.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.60% of the first $1 billion of average net assets, 0.50% of the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion, and 0.38% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended November 30, 1998 fund expenses were reduced by $197,428 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $550 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 0.85% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees have approved payment by the fund to an annual rate of 0.25%, 0.85% and 0.40% of the average net assets attributable to class A, class B and class M shares respectively.

For the year ended November 30, 1998, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $77,827 and $2,493 from the sale of class A and class M shares, respectively and $159,668 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the year ended November 30, 1998, Putnam Mutual Funds Corp., acting as underwriter received $17,172 on class A redemptions.

Note 3
Purchases and sales of securities

During the year ended November 30, 1998, purchases and sales of U.S. government and agency obligations other than short-term investments aggregated $907,260,193 and $749,041,977, respectively. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At November 30, 1998, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                                         Year ended
                                                       November 30, 1998
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     91,332,540       $455,502,043
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    1,375,739          6,836,861
-----------------------------------------------------------------------------
                                                92,708,279        462,338,904

Shares
repurchased                                    (71,953,108)      (358,927,417)
-----------------------------------------------------------------------------
Net increase                                    20,755,171       $103,411,487
-----------------------------------------------------------------------------

                                                          Year ended
                                                       November 30, 1997
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     33,183,898      $ 161,148,766
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    1,158,074          5,623,653
-----------------------------------------------------------------------------
                                                34,341,972        166,772,419

Shares
repurchased                                    (36,082,598)      (175,289,231)
-----------------------------------------------------------------------------
Net decrease                                    (1,740,626)      $ (8,516,812)
-----------------------------------------------------------------------------

                                                          Year ended
                                                       November 30, 1998
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     49,315,114      $ 245,433,622
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      764,472          3,802,345
-----------------------------------------------------------------------------
                                                50,079,586        249,235,967

Shares
repurchased                                    (36,525,654)      (181,548,772)
-----------------------------------------------------------------------------
Net increase                                    13,553,932       $ 67,687,195
-----------------------------------------------------------------------------

                                                          Year ended
                                                       November 30, 1997
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     13,830,235       $ 67,106,523
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      525,298          2,552,021
-----------------------------------------------------------------------------
                                                14,355,533         69,658,544

Shares
repurchased                                    (12,088,083)       (58,652,639)
-----------------------------------------------------------------------------
Net increase                                     2,267,450       $ 11,005,905
-----------------------------------------------------------------------------

                                                          Year ended
                                                        November 30, 1998
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      2,091,870        $10,449,316
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       73,620            366,156
-----------------------------------------------------------------------------
                                                 2,165,490         10,815,472

Shares
repurchased                                     (1,593,988)        (7,940,049)
-----------------------------------------------------------------------------
Net increase                                       571,502        $ 2,875,423
-----------------------------------------------------------------------------

                                                          Year ended
                                                        November 30, 1997
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      1,807,401        $ 8,795,356
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       47,321            230,423
-----------------------------------------------------------------------------
                                                 1,854,722          9,025,779

Shares
repurchased                                     (1,296,199)        (6,300,796)
-----------------------------------------------------------------------------
Net increase                                       558,523        $ 2,724,983
-----------------------------------------------------------------------------

                                                           Year ended
                                                        November 30, 1998
-----------------------------------------------------------------------------
Class Y                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      7,654,322       $ 38,026,698
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    1,383,744          6,859,113
-----------------------------------------------------------------------------
                                                 9,038,066         44,885,811

Shares
repurchased                                     (9,535,957)       (47,215,434)
-----------------------------------------------------------------------------
Net decrease                                      (497,891)      $ (2,329,623)
-----------------------------------------------------------------------------

                                                          For the period
                                                          October 1, 1997
                                                         (commencement of
                                                          operations) to
                                                        November 30, 1997
-----------------------------------------------------------------------------
Class Y                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     26,232,360       $128,541,407
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      241,958          1,186,579
-----------------------------------------------------------------------------
                                                26,474,318        129,727,986

Shares
repurchased                                     (2,010,907)        (9,836,927)
-----------------------------------------------------------------------------
Net increase                                    24,463,411       $119,891,059
-----------------------------------------------------------------------------


Federal tax information
(Unaudited)

The Form 1099 you receive in January 1999 will show the tax status of all distributions paid to your account in calendar 1998.



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Edward H. D'Alelio
Vice President

Michael Martino
Vice President and Fund Manager

Kevin M. Cronin
Vice President and Fund Manager

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam Intermediate U.S. Government Income Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free:
1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.



[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109
www.putnaminv.com

--------------------
BULK RATE
U.S. POSTAGE
PAID
PUTNAM
INVESTMENTS
--------------------

AN036-48664 398/428/674 1/99



PUTNAM INVESTMENTS                                      [SCALE LOGO OMITTED]
----------------------------------------------------------------------------
Putnam Intermediate U.S. Government Income Fund
Supplement to Annual Report dated 11/30/98

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans investing $150 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, and M shares, which are discussed more extensively in the annual report.

ANNUAL RESULTS AT A GLANCE
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Total return
for periods ended 11/30/98                                  NAV

1 year                                                    8.46%
5 years                                                  36.85
Annual average                                            6.48
10 years                                                    --
Annual average                                              --
Life of fund (since class A inception, 2/16/93)          40.18
Annual average                                            6.01

Share value:                                                NAV

11/30/97                                                  $4.90
11/30/98                                                  $5.01
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Distributions:      No.      Income      Capital gains        Total
                    12      $0.29296           --           $0.29296
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Please note that past performance does not indicate future results. Returns shown for class Y shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect the initial sales charge currently applicable to class A shares. These returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, are lower than the operating expenses applicable to class A shares. All returns assume reinvestment of distributions at net asset value. Performance data reflects an expense limitation previously in effect. Without the expense limitation, total returns would have been lower. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.